Antonio Aliberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
oaliberti@nyse.com

CLK
1372117

NYSE Group

06060216

RECD S.E.C.
OCT 2 4 2006
1086

CERTNYS

1-33104

October 24, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 2 6 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ING Risk Managed Natural Resources Fund, Common shares of beneficial interest, $0.01 Par Value Per Share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 24, 2006. Tentative listing date – October 25, 2006.

Sincerely,

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